Condensed Consolidated Interim Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Sales, services	$ 46,260	$ 79,431	$ 268,947	$ 355,690
Sales, other	0	0	0	12,317
Total Revenues	46,260	79,431	268,947	368,007
Cost of goods sold	14,495	64,317	123,793	271,363
Gross Profit	31,765	15,114	145,154	96,644
Expenses:
Selling, general and administrative	38,214	58,368	423,288	448,857
Management and consulting fees	67,796	46,415	193,647	154,077
Payroll and related	109,799	78,377	284,110	190,601
Stock-based director expense	0	278,477	2,590,040	277,543
Total Expenses	215,809	461,607	3,491,085	1,071,078
Loss Before Other Income (Expense)	(184,044)	(446,493)	(3,345,931)	(974,434)
Other Income (Expense):
Accretion of discounts on convertible debentures	(25,410)	(41,161)	(134,014)	(134,263)
Change in fair value of derivative liabilities	39,574	142,695	79,337	(1,079,355)
Loss on extinguishment of debt	0	0	0	(209,009)
Interest expense	(16,227)	(7,589)	(27,521)	(242,411)
Total Other Income (Expense), net	(2,063)	93,945	(82,198)	(1,665,038)
Net Loss before Provision for Income Taxes	(186,107)	(352,548)	(3,428,129)	(2,639,472)
Provision for Income Taxes	0	0	(808)	0
Net Loss	(186,107)	(352,548)	(3,428,937)	(2,639,472)
Increase in value of warrants			0	(370,726)
Deemed dividend on preferred stock	(96,330)	(141,641)	(371,926)	(544,329)
Net loss attributable to common stockholders	$ (282,437)	$ (494,009)	$ (3,800,863)	$ (3,554,527)
Basic and Diluted Loss per Common Share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted Average Number of Common Shares Outstanding	1,500,021,665	1,213,107,543	1,263,939,724	786,228,507